Expense Example - Invesco International Value Fund	Aug. 22, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 657
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,045
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	631
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,201
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	840
Expense Example, with Redemption, 10 Years	1,860
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,297
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,492
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,158